Advances to Suppliers, Net (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Advances to Suppliers [Abstract]
Raw material prepayments for equipment production	$ 466,619	$ 751,409
Land reclamation prepayments	436,792	472,640
Advances to construction subcontractors		23,394
Total:	903,411	1,247,443
Less: allowances for doubtful accounts	(449,517)	(965,843)
Advances to suppliers, net, third parties	$ 453,894	$ 281,600